Commitments and Contingencies (Details)				12 Months Ended
	Dec. 20, 2024	Apr. 01, 2024	Jul. 15, 2015 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Expire term		1 year
Operating lease costs				$ 28,867	$ 55,084
Number of non audit committee chairs				2
Cash compensation				$ 20,000
Licensed technology term.			20 years
Annual royalty payment			5.00%
Sales-based milestone fee			$ 75,000
Cumulative net sales			6,000,000
Accrued liability					$ 75,000
Percentage of royalty payments of net sales	4.00%
Percentage of revenue	20.00%
Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation				2,000
Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation				1,250
Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation				1,250
US Government Sales [Member]
Commitments and Contingencies [Line Items]
Royalty expense			35,000,000
U.S. Army Agreement [Member]
Commitments and Contingencies [Line Items]
Royalty expense			$ 35,000,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Percentage of treatment of babesiosis	2.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Percentage of treatment of babesiosis	10.00%
Board of Directors Chairman [Member]
Commitments and Contingencies [Line Items]
Annual royalty payment			3.00%
Board of Directors Chairman [Member] | Cheryl Xu [Member]
Commitments and Contingencies [Line Items]
Cash compensation				11,250
Board of Directors Chairman [Member] | Paul Field [Member]
Commitments and Contingencies [Line Items]
Cash compensation				11,250
Board of Directors Chairman [Member] | Charles Allen [Member]
Commitments and Contingencies [Line Items]
Cash compensation				11,250
Board of Directors Chairman [Member] | Stephen Toovey [Member]
Commitments and Contingencies [Line Items]
Cash compensation				11,250
IPO [Member]
Commitments and Contingencies [Line Items]
Payment				$ 10,000,000